UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04003
Van Kampen Government Securities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 6/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 44.3%
$10,400	Federal Home Loan Mortgage Corp. (a)	4.000%	TBA	$10,044,122
14,095	Federal Home Loan Mortgage Corp.	5.000	07/01/35	14,408,893
21,266	Federal Home Loan Mortgage Corp.	5.500	01/01/37 to 01/01/38	22,029,980
165	Federal Home Loan Mortgage Corp.	6.000	04/01/29 to 04/01/31	173,953
37	Federal Home Loan Mortgage Corp.	6.500	03/01/26	40,203
1,460	Federal Home Loan Mortgage Corp.	7.500	11/01/20 to 06/01/34	1,581,766
123	Federal Home Loan Mortgage Corp.	8.000	07/01/30 to 10/01/31	134,856
27,700	Federal National Mortgage Association, August (a)	4.500	TBA	27,544,188
23,050	Federal National Mortgage Association, August (a)	5.000	TBA	23,377,748
29,975	Federal National Mortgage Association, July (a)	6.000	TBA	31,328,551
12,816	Federal National Mortgage Association	4.500	03/01/23	13,100,872
44,529	Federal National Mortgage Association	5.000	05/01/35 to 03/01/39	45,490,785
108,571	Federal National Mortgage Association	5.500	09/01/34 to 08/01/38	112,382,413
36,440	Federal National Mortgage Association	6.000	07/01/14 to 10/01/36	38,210,583
18,005	Federal National Mortgage Association (a)	6.000	01/01/37 to 10/01/38	18,851,862
29,739	Federal National Mortgage Association	6.500	10/01/10 to 10/01/38	31,827,462

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,662	Federal National Mortgage Association	7.000%	08/01/14 to 09/01/34	$1,817,913
2,346	Federal National Mortgage Association	7.500	10/01/09 to 05/01/32	2,551,379
272	Federal National Mortgage Association	8.000	10/01/24 to 04/01/32	296,974
50	Federal National Mortgage Association (FHA/VA)	8.500	01/01/22 to 09/01/24	54,364
13	Federal National Mortgage Association	11.500	05/01/15 to 03/01/19	15,498
52	Federal National Mortgage Association	12.000	03/01/13 to 01/01/16	59,470
10,150	Government National Mortgage Association, July (a)	4.500	TBA	10,134,146
27,638	Government National Mortgage Association	5.500	01/15/39 to 02/15/39	28,594,946
985	Government National Mortgage Association	6.000	12/15/28	1,035,782
1,577	Government National Mortgage Association	6.500	06/15/23 to 02/15/29	1,696,115
1,303	Government National Mortgage Association	7.000	12/15/22 to 12/15/27	1,417,080
1,380	Government National Mortgage Association	7.500	04/15/17 to 08/15/28	1,510,681
1,426	Government National Mortgage Association	8.000	12/15/16 to 10/15/25	1,563,286
898	Government National Mortgage Association	8.500	05/15/16 to 12/15/21	974,596
107	Government National Mortgage Association	9.000	04/15/18 to 12/15/19	116,305

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$3	Government National Mortgage Association	11.000%	01/15/10 to 11/15/20	$3,181
243	Government National Mortgage Association	12.000	01/15/13 to 06/15/15	271,221
75	Government National Mortgage Association	12.500	05/15/10 to 05/15/15	84,638
180	Government National Mortgage Association II	6.000	04/20/29	188,704

	Total Mortgage Backed Securities 44.3%			442,914,516

	United States Treasury Obligations 28.5%
11,905	United States Treasury Bonds	3.500	02/15/39	10,297,861
11,700	United States Treasury Bonds	4.250	05/15/39	11,584,790
57,100	United States Treasury Bonds	5.250	11/15/28	64,219,685
31,090	United States Treasury Bonds	6.250	08/15/23	37,881,237
6,750	United States Treasury Bonds	8.125	08/15/21	9,368,791
17,000	United States Treasury Bonds (STRIPS)	*	11/15/19	11,179,506
12,500	United States Treasury Bonds (STRIPS)	*	08/15/20	7,777,500
28,025	United States Treasury Bonds (STRIPS)	*	11/15/20	17,156,428
3,500	United States Treasury Bonds (STRIPS)	*	11/15/21	2,023,290
4,865	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	5,931,683
18,000	United States Treasury Notes	1.500	12/31/13	17,343,288
19,080	United States Treasury Notes	1.750	01/31/14	18,549,442
24,910	United States Treasury Notes	1.750	03/31/14	24,100,450
10,239	United States Treasury Notes	2.750	02/15/19	9,592,643

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$32,376	United States Treasury Notes	4.000%	08/15/18	$33,592,658
3,570	United States Treasury Notes	4.750	08/15/17	3,914,730

	Total United States Treasury Obligations 28.5%			284,513,982

	Agency Bonds 15.7%
	Banking 3.4%
29,000	Kreditanstalt fuer Wiederaufbau (Germany)	4.125%	10/15/14	29,348,725
4,700	Kreditanstalt fuer Wiederaufbau (Germany)	5.000	10/31/14	5,058,055

				34,406,780

	Banking — FDIC Guaranteed 6.6%
31,500	GMAC, Inc.	2.200	12/19/12	31,398,948
21,000	JPMorgan Chase & Co.	2.125	06/22/12	21,093,009
13,500	JPMorgan Chase & Co.	2.125	12/26/12	13,442,895

				65,934,852

	Commercial Banks — Government Guaranteed 1.3%
10,000	Swedbank AB (Sweden) (b)	2.900	01/14/13	10,015,300
3,500	Westpac Securities NZ Ltd. (New Zealand) (b)	2.500	05/25/12	3,477,271

				13,492,571

	Diversified Financial Services 0.4%
3,600	Network Rail Infrastructure Finance PLC (United Kingdom)	3.500	06/17/13	3,680,799

	Supranational Banks 4.0%
5,240	European Investment Bank	4.250	07/15/13	5,528,713
23,400	European Investment Bank	4.625	05/15/14	24,928,652
4,700	European Investment Bank	5.125	04/15/14	5,110,564
3,600	International Bank for Reconstruction & Development	7.625	01/19/23	4,603,284

				40,171,213

	Total Agency Bonds 15.7%			157,686,215

	United States Government Agency Obligations 8.0%
17,300	Federal Home Loan Mortgage Corp.	4.875	06/13/18	18,651,061
2,750	Federal Home Loan Mortgage Corp.	5.000	04/18/17	3,007,029

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations (continued)
$2,131	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	$2,342,851
14,040	Federal Home Loan Mortgage Corp.	5.500	08/23/17	15,818,643
21,000	Federal National Mortgage Association	5.000	05/11/17	22,841,889
5,700	Federal National Mortgage Association	7.125	06/15/10	6,063,216
9,155	Tennessee Valley Authority, Ser G	7.125	05/01/30	11,106,260

	Total United States Government Agency Obligations 8.0%			79,830,949

	Collateralized Mortgage Obligations 2.3%
1,236	Federal National Mortgage Association	5.500	11/25/43	1,291,392
20,250	Federal National Mortgage Association	6.022	11/25/10	21,255,145

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,756	Government National Mortgage Association (c)(d)(e)(f)	7.082%	05/16/32	$148,383
1,794	Government National Mortgage Association (c)(d)(e)(f)	7.682	05/16/32	162,720

	Total Collateralized Mortgage Obligations 2.3%			22,857,640

	Asset Backed Securities 1.1%
1,650	BMW Vehicle Lease Trust	0.792	06/15/10	1,650,911
6,075	Ford Credit Auto Lease Trust (b)	1.237	06/15/10	6,082,776
3,450	John Deere Owner Trust	1.132	07/02/10	3,488,985

	Total Asset Backed Securities 1.1%			11,222,672

Total Long-Term Investments 99.9% (Cost $993,444,409)				999,025,974

	Number of	Expiration	Exercise	Market
Description	Contracts	Date	Price	Value

Purchased Options 0.0%
2-Year EuroDollar Midcurve Call, September, 2009 (Cost $1,469,937)	1,901	09/19/09	97.750	190,100

Description	Value

Short-Term Investments 11.6%
Repurchase Agreements 5.4%
Banc of America Securities ($2,984,881 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $2,984,886)	2,984,881
JPMorgan Chase & Co. ($50,415,729 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $50,415,799)	50,415,729

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($390 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $390)	$390

Total Repurchase Agreements 5.4%	53,401,000

United States Government Agency Obligations 6.2%
Federal Home Loan Bank Discount Notes ($10,000,000 par, yielding 0.231%, 08/25/09 maturity)	9,996,792
Federal National Mortgage Association Notes ($11,000,000 par, yielding 0.191%, 07/01/09 maturity)	11,000,000
United States Treasury Bill ($20,000,000 par, yielding 0.070%, 07/23/09 maturity)	19,999,150
United States Treasury Bill ($21,138,000 par, yielding 0.274%, 11/12/09 maturity) (g)	21,116,771

Total United States Government Agency Obligations 6.2%	62,112,713

Total Short-Term Investments 11.6% (Cost $115,513,713)	115,513,713

Total Investments 111.5% (Cost $1,110,428,059)	1,114,729,787

Liabilities in Excess of Other Assets (11.5%)	(114,846,386)

Written Options 0.0%	(9,869)

Net Assets 100.0%	$999,873,532

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Floating Rate Coupon

(d)	Inverse Floating Rate

(e)	IO — Interest Only

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
FHA/VA — Federal Housing Administration/Department of Veterans Affairs
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Futures contracts outstanding as of June 30, 2009:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $242,550 per contract)	367	$(292,406)
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $241,800 per contract)	367	(340,358)
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $241,100 per contract)	367	(368,730)
EuroDollar 90-Day Futures, March 2012 (Current Notional Value of $240,613 per contract)	240	(221,000)
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $243,388 per contract)	127	(88,658)
U.S. Treasury Notes 2-Year Futures, September 2009 (Current Notional Value of $216,219 per contract)	177	(3,164)

Total Long Contracts:	1,645	(1,314,316)

Short Contracts:
U.S. Treasury Bonds 30-Year Futures, September 2009 (Current Notional Value of $118,359 per contract)	408	(1,089,738)
U.S. Treasury Notes 10-Year Futures, September 2009 (Current Notional Value of $116,266 per contract)	449	383,123
U.S. Treasury Notes 5-Year Futures, September 2009 (Current Notional Value of $114,719 per contract)	1,058	(514,752)

Total Short Contracts:	1,915	(1,221,367)

Total Futures Contracts	3,560	$(2,535,683)

Written options outstanding as of June 30, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
2-Year EuroDollar Midcurve Call, September, 2009	$98.50	09/19/09	1,579	$(187,716)	$(9,869)

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Swap agreements outstanding as of June 30, 2009:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America N.A.	USD-LIBOR BBA	Pay	5.120%	06/01/19	$33,490	$500,676
Barclays Bank PLC	USD-LIBOR BBA	Pay	3.040	11/15/19	27,036	(2,201,000)
Barclays Bank PLC	USD-LIBOR BBA	Pay	4.640	05/27/19	21,361	22,690
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	*	11/15/21	18,317	(1,664,852)
UBS AG	USD-LIBOR BBA	Pay	*	11/15/19	5,772	(457,339)
UBS AG	USD-LIBOR BBA	Pay	4.660	05/27/19	62,364	(159,652)

						(3,959,477)

Bank of America N.A.	USD-LIBOR BBA	Receive	4.325	06/01/39	7,733	(241,253)
Barclays Bank PLC	USD-LIBOR BBA	Receive	*	11/15/19	37,270	(1,709,332)
Barclays Bank PLC	USD-LIBOR BBA	Receive	4.040	05/27/39	4,898	87,802
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	*	11/15/21	2,318	198,027
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	*	11/15/21	27,500	(803,006)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	11/15/19	17,000	(643,131)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	08/15/20	12,500	(725,490)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	11/15/20	28,025	(1,406,114)
UBS AG	USD-LIBOR BBA	Receive	*	11/15/19	7,975	(255,275)
UBS AG	USD-LIBOR BBA	Receive	4.040%	05/27/39	14,434	258,745

						(5,239,027)

Total Interest Rate Swaps						$(9,198,504)

Inflation Asset Swap

		Receive	Pay		Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Reference Entity	Rate Index	Rate	Date	(000)	Value
Barclays Bank PLC	United States Treasury Inflation Indexed Bond**	USD-LIBOR BBA	2.409%	04/15/28	$3,690	$119,950

Total Swaps Agreements						$(9,078,554)

*	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.

**	Principal amount of security adjusted for inflation.

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets

Mortgage Backed Security	$—	$442,914,516	$—	$442,914,516

United States Treasury Obligations	—	284,513,982	—	284,513,982

Agency Bonds	—	1,57,686,215	—	157,686,215

United States Government Agency Obligations	—	79,830,949	—	79,830,949

Collateralized Mortgage Obligations	—	22,546,537	311,103	22,857,640

Asset Backed Securities	—	11,222,672	—	11,222,672

Short-Term Investments	—	115,513,713	—	115,513,713

Futures	383,123	—	—	383,123

Purchased Option	190,100	—	—	190,100

Interest Rate Swaps	—	1,067,940	—	1,067,940

Inflation Swap	—	119,950	—	119,950

Total Assets	$573,223	$1,115,416,474	$311,103	$1,116,300,800

Liabilities

Futures	(2,918,806)	—	—	(2,918,806)

Written Option	(9,869)	—	—	(9,869)

Interest rate Swap	—	(10,266,444)	—	(10,266,444)

Total Liabilities	$(2,928,675)	$(10,266,444)	$—	$(13,195,119)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Van Kampen Government Securities Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Investments in Securities
Balance as of 9/30/08	$18,865,727
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	(32,639,987)
Change in Unrealized Appreciation/Depreciation	31,411,704
Net Purchases/Sales	(17,717,177)
Net Transfers in and/or out of Level 3	390,836

Balance as of 6/30/09	$311,103
Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 6/30/09	46,496

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Government Securities Fund

By: /s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009

By: /s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 20, 2009